Note K - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Total loans at January 1, 2013	$5,718
New loans	1,416
Repayments	(1,455)
Other changes	-
Total loans at December 31, 2013	$5,679